FINANCIAL ASSETS (Tables)	12 Months Ended
Dec. 31, 2025
Financial Instruments [Abstract]
Schedule of financial assets
The following table provides the details of financial instruments and their associated financial instrument classifications as at December 31, 2025:

(US$ MILLIONS)				Total
MEASUREMENT BASIS	FVTPL	FVOCI	Amortized cost
Financial assets
Cash and cash equivalents	$—	$—	$3,546	$3,546
Accounts and other receivable, net (current and non-current) (1)	—	—	7,725	7,725
Financial assets (current and non-current) (2) (3)	879	5,072	6,532	12,483
Total (4)	$879	$5,072	$17,803	$23,754
Financial liabilities
Accounts payable and other (current and non-current) (2) (5)	$144	$57	$7,046	$7,247
Borrowings (current and non-current)	—	—	43,749	43,749
Total	$144	$57	$50,795	$50,996
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(1)Includes a receivable of $2,412 million related to the tax benefits at the partnership’s advanced energy storage operation. Refer to Note 2(ad)(i) for additional details.
(2)FVOCI and FVTPL include derivative assets and liabilities designated in hedge accounting relationships. Refer to Hedging Activities in Note 4(a) below.
(3)FVOCI includes $584 million of units in a new evergreen private equity fund managed by Brookfield Asset Management. Refer to Note 25(a)(i) for additional information.
(4)Total financial assets include $3,284 million of assets pledged as collateral.
(5)Includes derivative liabilities, and excludes liabilities associated with assets held for sale, provisions, decommissioning liabilities, deferred revenue, insurance contract liabilities, work in progress, post-employment benefits and other liabilities of $6,941 million.
The following table provides the details of financial instruments and their associated financial instrument classifications as at December 31, 2024:

(US$ MILLIONS)				Total
MEASUREMENT BASIS	FVTPL	FVOCI	Amortized cost
Financial assets
Cash and cash equivalents	$—	$—	$3,239	$3,239
Accounts and other receivable, net (current and non-current) (1)	—	—	6,279	6,279
Financial assets (current and non-current) (2)	937	4,767	6,667	12,371
Total (3)	$937	$4,767	$16,185	$21,889
Financial liabilities
Accounts payable and other (2) (4)	$170	$187	$8,194	$8,551
Borrowings (current and non-current)	—	—	38,862	38,862
Total	$170	$187	$47,056	$47,413
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(1)Includes a receivable of $1,341 million related to the tax benefits at the partnership’s advanced energy storage operation. Refer to Note 2(ad)(i) for additional details.
(2)FVOCI and FVTPL include derivative assets and liabilities designated in hedge accounting relationships. Refer to Hedging Activities in Note 4(a) below.
(3)Total financial assets include $3,032 million of assets pledged as collateral.
(4)Includes derivative liabilities, and excludes provisions, decommissioning liabilities, deferred revenue, insurance contract liabilities, work in progress, post-employment benefits, liabilities associated with assets held for sale and various taxes and duties of $8,140 million.

(US$ MILLIONS)	2025	2024
Current
Marketable securities	$544	$571
Restricted cash	83	165
Derivative assets	95	185
Loans and notes receivable	328	396
Other financial assets (1)	180	220
Total current	$1,230	$1,537
Non-current
Marketable securities (2)	$3,093	$2,333
Restricted cash	68	63
Derivative assets	135	337
Loans and notes receivable (3)	5,774	5,734
Other financial assets (1)	2,183	2,367
Total non-current	$11,253	$10,834
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(1)Other financial assets primarily consist of asset-backed securities and high yield bonds at the partnership’s residential mortgage insurer and convertible preferred shares held in the partnership’s audience measurement operation.
(2)Marketable securities include $584 million of units in a new evergreen private equity fund managed by Brookfield Asset Management. Refer to Note 25(a)(i) for additional information.
(3)Loans and notes receivable includes $5,110 million (2024: $5,014 million) of mortgage receivables related to the partnership’s Australian asset manager and lender.

(US$ MILLIONS)	2025	2024
Current, net	$6,550	$5,178
Non-current, net
Accounts receivable	397	449
Retainer on customer contract	58	55
Billing rights	720	597
Total non-current, net	$1,175	$1,101
Total (1)	$7,725	$6,279
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(1)Includes a receivable of $2,412 million (December 31, 2024: $1,341 million) related to the tax benefits at the partnership’s advanced energy storage operation. Refer to Note 2(ad)(i) for additional details.
The following table summarizes the change in the loss allowance for bad debts on accounts and other receivables for the years ended December 31, 2025 and 2024:

(US$ MILLIONS)	2025	2024
Loss allowance - beginning	$348	$204
Add: increase in allowance	74	240
Deduct: bad debt write-offs	(52)	(50)
Foreign currency translation and other	45	(46)
Loss allowance - ending	$415	$348